Reconciliation of Unrecognized Tax Benefits (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Income Taxes [Line Items]
Beginning balance	$ 219,469	$ 169,370
Increases related to tax positions taken during prior years	38,209	19,679
Increases related to tax positions taken during the current year	11,361	30,420
Decreases related to expiration of statute of limitations	(9,493)
Ending balance	$ 259,546	$ 219,469